Leases - Summary of Fixed and Variable Components of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Fixed lease payments	$ 136,247	$ 64,196	$ 325,242	$ 164,417	$ 238,897	$ 46,908
Variable lease payments	15,960	7,700	41,308	22,271	34,950	4,882
Rental revenue	$ 152,207	$ 71,896	$ 366,550	$ 186,688	$ 273,847	$ 51,790